Equity-Based Compensation - Activity Related to Unvested Equity-Based Compensation Awards (Details) - $ / shares		5 Months Ended	6 Months Ended
	Sep. 14, 2020	May 18, 2021	Jun. 30, 2021
Common Units
Unvested
Unvested, beginning balance (in shares)			0
Granted (in shares)			132,808,673
Vested (in shares)			(132,808,673)
Unvested, ending balance (in shares)			0
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 0
Granted (in dollars per share)			9.00
Vested (in dollars per share)			9.00
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 0
Earnout Securities
Unvested
Unvested, beginning balance (in shares)			0
Granted (in shares)			11,608,004
Vested (in shares)			0
Unvested, ending balance (in shares)			11,608,004
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 0
Granted (in dollars per share)			5.43
Vested (in dollars per share)			0
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 5.43
RSUs
Unvested
Unvested, beginning balance (in shares)			0
Granted (in shares)		0	9,050,000
Vested (in shares)	(9,050,000)		(9,050,000)
Unvested, ending balance (in shares)			0
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 0
Granted (in dollars per share)			10.00
Vested (in dollars per share)			10.00
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)			$ 0